Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/2010

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:       PO Box 309, Ugland House"
"               South Church Street, George Town"
"               George Town, Grand Cayman KY!-1104, Cayman Islands"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mike Villani
Title:          Chief Financial Officer
Phone:          +41 22 3088015
"Signature, Place, and Date of Signing"

"Mike Villani,  Geneva   May 10, 2010"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 34

"Form 13F Information Table Value Total: 598,599 (x 1,000)"


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			                                            FORM 13F INFORMATION TABLE
							                                                Voting Authority
                                                 Value   Shares                     INVSTMT    OTHER
Name of Issuer	  Title of Class	CUSIP	(x$1000) PRN AMT  SH/PRN  PUT/CALL  DSCRETN    MANAGERS	SOLE  SHARED NONE


ALCON INC		              H01301102	3120	19311	   SH		    SOLE		19311
AIRGAS INC		              009363102	11770	185000	   SH		    SOLE		185000
BAKER HUGHES INC		      057224107	5076	217000	   SH		    SOLE		217000
BJ SVCS CO		              055482103	26610	1243469	   SH		    SOLE		1243469
BRISTOL MYERS SQUIBB	      	      110122108	574	21494	   SH		    SOLE		21494
BOWNE & CO INC		              103043105	6601	591474	   SH		    SOLE		591474
BLACKSTONE GROUP L P		      09253U108	24	1733	   SH		    SOLE		1733
CF INDS HLDGS INC		      125269100	1938	21250	   SH		    SOLE		21250
CF INDS HLDGS INC		      109699108	4255	100000	   SH		    SOLE		100000
COMSYS IT PARTNERS INC		      20581E104	7429	425000	   SH		    SOLE		425000
COMCAST CORP NEW		      20030N200	523	29125	   SH		    SOLE		29125
3COM CORP		              885535104	51197	6675000	   SH		    SOLE		6675000
CNX GAS CORP		              12618H309	19490	512209	   SH		    SOLE		512209
POWERSHARES QQQ TRUST		      73935S105	882	37500	   SH		    SOLE		37500
DENBURY RES INC		              247916208	863	51163	   SH		    SOLE		51163
FORD MTR CO DEL		              345370860	588	46750	   SH		    SOLE		46750
HUNTSMAN CORP		              447011107	181	15000	   SH		    SOLE		15000
MILLIPORE CORP		              601073109	64752	613183	   SH		    SOLE		613183
MAX CAPITAL GROUP LTD 	  	      G6052F103	2	79	   SH		    SOLE		79
NOVELL INC		              670006105	510	85000	   SH		    SOLE		85000
NEWS CORP		              65248E104	2241	155550	   SH		    SOLE		155550
OSI PHARMACEUTICALS INC		      671040103	10124	170000	   SH		    SOLE		170000
PEPSICO INC		              713448108	159	2406	   SH		    SOLE		2406
PSYCHIATRIC SOLUTIONS INC             74439H108	6813	228310	   SH		    SOLE		228310
RISKMETRICS GROUP INC		      767735103	5087	225000	   SH		    SOLE		225000
RYANAIR HLDGS PLC		      783513104	679	24999	   SH		    SOLE		24999
SMITH INTL INC		              832110100	30937	722500	   SH		    SOLE		722500
SKILLSOFT PLC		              830928107	6833	662068	   SH		    SOLE		662068
SCHLUMBERGER LTD		      806857108	1079	17000	   SH		    SOLE		17000
STILLWATER MNG CO		      86074Q102	195	15000	   SH		    SOLE		15000
TERRA INDS INC		              880915103	123042	2688863	   SH		    SOLE		2688863
EXXON MOBIL CORP		      30231G102	3985	59500	   SH		    SOLE		59500
XTO ENEGRY INC		              98385X106	158888	3367690	   SH		    SOLE		3367690
ZENITH NATL INS CORP		      989390109	42152	1100000	   SH		    SOLE		1100000
